Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Interest income percentage	23.00%	10.00%
Tire Supply chain financing [Member]
Concentration Risk [Line Items]
Loan receivable	$ 79,604,804	$ 84,133,590
Loan receivable percentage	35.90%	46.30%
Interest income		$ 7,767,344
Interest income percentage	0.00%	47.00%
Trade and service [Member]
Concentration Risk [Line Items]
Loan receivable	$ 55,090,515	$ 57,927,749
Loan receivable percentage	24.90%	31.90%
Interest income	$ 156,126	$ 6,231,634
Interest income percentage	59.20%	37.70%
Construction and decoration [Member]
Concentration Risk [Line Items]
Loan receivable	$ 50,889,845
Loan receivable percentage	23.00%
Interest income	$ 7,455
Interest income percentage	2.80%